RELATED PARTIES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2022
Disclosure of transactions between related parties
Outstanding commitments made on behalf of entity, related party transactions	$ 0
Outstanding commitments made by entity, related party transactions	0
Expense recognised during period for bad and doubtful debts for related party transaction	0	$ 0
Entities under common control
Disclosure of transactions between related parties
Revenue from rendering of services, related party transactions	$ 1,000,000	$ 1,000,000	$ 1,000,000
Entities under common control | VimpelCom Global Services Ukraine
Disclosure of transactions between related parties
Amounts payable, related party transactions			$ 4,000,000	$ 4,000,000